Note 10 - Commitments and Contingencies (Details) - Summary of Future Minimum Rental Payments for Operating Leases - USD ($)	Sep. 30, 2015	Dec. 31, 2014
Summary of Future Minimum Rental Payments for Operating Leases [Abstract]
2015	$ 431,526
2016	2,548,329	$ 465,404
2017	2,513,975	440,212
2018	1,948,791	293,812
2019	1,601,175	154,055
Thereafter	8,443,060
	$ 17,486,856	$ 1,798,229